Loans and Advances to Customers - Summary of Finance Lease and Hire Purchase Contract Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	£ 7,163	£ 7,217
Unearned finance income	(453)	(487)
Net investment	6,710	6,730
Not Later Than 1 Year [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	3,633	3,047
Unearned finance income	(177)	(183)
Net investment	3,456	2,864
In more than 1 year but not more than 5 years [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	3,316	3,906
Unearned finance income	(226)	(236)
Net investment	3,090	3,670
In More Than 5 Years [member]
Disclosure of finance lease and hire purchase contract receivables [line items]
Gross investment	214	264
Unearned finance income	(50)	(68)
Net investment	£ 164	£ 196